Accounts Receivable, net (Including Related and Unrelated Parties) (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Accounts Receivable [Line Items]
Other current financial assets	$ 518,329	$ 559,946
Trade receivables [member]
Disclosure of Accounts Receivable [Line Items]
Other current financial assets	$ 190,451	$ 283,694
Bottom of range [member]
Disclosure of Accounts Receivable [Line Items]
Payment terms granted to customers	60 days
Top of range [member]
Disclosure of Accounts Receivable [Line Items]
Payment terms granted to customers	30 days